Supplemental oil and natural gas disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended			27 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2012
Aggregate capitalized costs related to oil and natural gas production activities
Capitalized costs, Proved properties	$ 2,083,015	$ 1,379,885	$ 881,106		$ 2,551,524
Capitalized costs, Unproved properties	117,195	96,515	92,847		127,971
Capitalized costs	2,200,210	1,476,400	973,953
Less accumulated depreciation, depletion, amortization and impairment	884,533	713,118	620,537
Net capitalized costs	1,315,677	763,282	353,416
Oil and natural gas property costs not being amortized
Unevaluated costs and related carrying costs, excluded from the amortization	67,641	24,099	5,772	19,683
Unproved properties, cummulative cost	$ 117,195	$ 96,515	$ 92,847		$ 127,971